CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

	Average rate (1)
		12.31.22	12.31.21
Cash and bank accounts
U.S. Dollar	-	946,999	946,790
Saudi Riyal	-	307,440	312,728
Brazilian Reais	-	154,399	185,941
Euro	-	93,321	103,630
Turkish Lira	-	83,339	42,899
Other currencies	-	279,579	601,520
		1,865,077	2,193,508
Cash equivalents
In Brazilian Reais
Investment funds	12.21%	3,492	3,641
Bank deposit certificates	13.24%	3,754,202	4,451,214
		3,757,694	4,454,855
In U.S. Dollar
Term deposit	2.25%	2,469,028	62,043
Overnight	4.84%	12,720	701,386
Other currencies
Term deposit	12.99%	26,410	117,028
		2,508,158	880,457
		8,130,929	7,528,820
(1)	Weighted average annual rate.